UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017


13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Posner
Title:  Managing Member
Phone:  (212) 931-9000


Signature, Place and Date of Signing:


/s/ Brian S. Posner            New York, New York                05/17/04
--------------------        ------------------------       ------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $182,956
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.         Form 13F File Number        Name

1.          28- 10529                   Hygrove Capital Fund (QP) LP

2.          28- 10530                   Hygrove Partners, LLC

FORM 13F INFORMATION TABLE



COLUMN 1                            COLUMN  2        COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7  COLUMN 8

                                      TITLE                        VALUE    SHRS OR SH/ PUT/  INVESTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                        OF CLASS         CUSIP       (X$1000) PRN AMT PRN CALL  DISCRETN  MGRS  SOLE     SHARED  NONE
--------------                        --------         -----       -------- ------- --- ----  --------  ----  ----     ------  ----
ACXIOM CORP                           Common Stock     005125109   6,368    290,000 SH        Sole      1,2   290,000  0       0
ALLIANT TECHSYSTEMS                   Common Stock     018804104   4,869     89,500 SH        Sole      1,2    89,500  0       0
ALLTEL CORP                           Common Stock     020039103   3,168     63,500 SH        Sole      1,2    63,500  0       0
AMIS HOLDINGS INC                     Common Stock     031538101   2,435    150,000 SH        Sole      1,2   150,000  0       0
ANCHOR GLASS CONTAINER CORP           Common Stock     03304b300   4,503    285,000 SH        Sole      1,2   285,000  0       0
ARAMARK CORP CL B                     Common Stock     038521100   4,331    158,000 SH        Sole      1,2   158,000  0       0
ARCH CAPITAL GROUP                    ORD              G0450A105   4,720    112,300 SH        Sole      1,2   112,300  0       0
BANK ONE CORP                         Common Stock     06423a103   2,246     41,200 SH        Sole      1,2    41,200  0       0
BP PLC                                ADR              055622104   8,806    172,000 SH        Sole      1,2   172,000  0       0
CELLSTAR CORP                         Common Stock     150925204   1,153    109,800 SH        Sole      1,2   109,800  0       0
COOPER CAMERON CORP                   Common Stock     216640102   4,031     91,500 SH        Sole      1,2    91,500  0       0
GARTNER INC                           CL A             366651107   3,262    280,000 SH        Sole      1,2   280,000  0       0
GRANT PRIDECO INC                     Common Stock     38821g101   3,100    200,000 SH        Sole      1,2   200,000  0       0
INTERACTIVE CORP                      Common Stock     45840q101   6,128    194,000 SH        Sole      1,2   194,000  0       0
IPASS INC                             Common Stock     46261V108   4,071    372,500 SH        Sole      1,2   372,500  0       0
L-3 COMMUNICATIONS HLDS               Common Stock     502424104   5,353     90,000 SH        Sole      1,2    90,000  0       0
LEHMAN BROS HLDGS INC COM             Common Stock     524908100   4,574     55,200 SH        Sole      1,2    55,200  0       0
MACROMEDIA INC                        Common Stock     556100105   2,328    116,000 SH        Sole      1,2   116,000  0       0
MATTEL INC                            Common Stock     577081102   4,656    252,500 SH        Sole      1,2   252,500  0       0
MENTOR GRAPHICS CORP                  Common Stock     587200106   4,214    140,000 SH        Sole      1,2   140,000  0       0
MERCK & CO INC.                       Common Stock     589331107   3,933     89,000 SH        Sole      1,2    89,000  0       0
MICROSOFT CORP                        Common Stock     594918104   4,744    190,000 SH        Sole      1,2   190,000  0       0
MUELLER INDUSTRIES INC                Common Stock     624756102   2,549     75,000 SH        Sole      1,2    75,000  0       0
NETIQ CORP                            Common Stock     64115p102   2,862    205,000 SH        Sole      1,2   205,000  0       0
NETWORK ASSOCIATES INC                Common Stock     640938106   2,340    130,000 SH        Sole      1,2   130,000  0       0
NEWFIELD EXPL CO COM                  Common Stock     651290108   3,763     78,500 SH        Sole      1,2    78,500  0       0
NOKIA CORP-ADR                        Common Stock     654902204   2,677    132,000 SH        Sole      1,2   132,000  0       0
PANAMSAT CORP                         Common Stock     697933109   1,836     75,000 SH        Sole      1,2    75,000  0       0
PARTNER RE LTD                        Common Stock     G6852T105   2,258     40,000 SH        Sole      1,2    40,000  0       0
SIRIUS SATELLITE RADIO INC            Common Stock     82966UAA1     978    287,500 SH        Sole      1,2   287,500  0       0
SWIFT TRANSPORTATION CO               Common Stock     870756103     859     50,000 SH        Sole      1,2    50,000  0       0
TELLABS INC                           Common Stock     879664100   2,373    275,000 SH        Sole      1,2   275,000  0       0
TIME WARNER INC.                      Common Stock     887317105   4,889    290,000 SH        Sole      1,2   290,000  0       0
TRAVELERS PROPERTY CASUALTY           Common Stock     89420G109   8,772    511,500 SH        Sole      1,2   511,500  0       0
WASHINGTON MUTUAL INC                 Common Stock     939322103   3,887     91,000 SH        Sole      1,2    91,000  0       0
WILLIS GROUP HOLDINGS LTD             Common Stock     G96655108   3,720    100,000 SH        Sole      1,2   100,000  0       0
WPP GROUP PLC                         ADR              929309300   2,469     48,500 SH        Sole      1,2    48,500  0       0
ZALE CORP                             Common Stock     988858106   3,816     62,000 SH        Sole      1,2    62,000  0       0
TOYS R US INC.                        Preferred Stock  892335209   2,250     47,000 SH        Sole      1,2    47,000  0       0
CENTEX APRIL 105 PUTS                 PUTS             1523128pa   5,950     50,000 SH   P    Sole      1,2    50,000  0       0
CHICOS MAY 40 PUTS                    PUTS             1686158qh   4,640    100,000 SH   P    Sole      1,2   100,000  0       0
DOW JONES JUNE 50 PUTS                PUTS             2605618rj   2,396     50,000 SH   P    Sole      1,2    50,000  0       0
FASTENAL MAY 45 PUTS                  PUTS             3119008qi   4,295     80,000 SH   P    Sole      1,2    80,000  0       0
FREDDIE MAC APRIL 55 PUTS             PUTS             3134008pk   2,953     50,000 SH   P    Sole      1,2    50,000  0       0
GENERAL MOTORS JAN/05 50 PUTS         PUTS             3704458mj   4,004     85,000 SH   P    Sole      1,2    85,000  0       0
MEDCO JULY 35 PUTS                    PUTS             58405u8sg   1,700     50,000 SH   P    Sole      1,2    50,000  0       0
WHOLE FOODS MAY 70 PUTS               PUTS             9668378qn   4,495     60,000 SH   P    Sole      1,2    60,000  0       0
INTERNET SECURITY SYSTEMS
    JULY 17.5 CALLS                   CALLS            46060x9gw   1,411     80,000 SH   C    Sole      1,2    80,000  0       0
ITT EDUCATIONAL APRIL 45 CALLS        CALLS            45068b9di   1,560     50,000 SH   C    Sole      1,2    50,000  0       0
PITNEY BOWES JAN 45 CALLS             CALLS            0000009ai   4,261    100,000 SH   C    Sole      1,2   100,000  0       0
                                                                 182,956










03612.0001 #486270